SUNAMERICA SPECIALTY SERIES

Incorporated herein by reference is the definitive version of the SunAmerica Specialty Series’ prospectus and statement of additional information filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 4, 2011 (SEC Accession No. 0001104659-11-012494).